Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000014445
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Advisers Class
Trading Symbol	EAFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$53	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[1]
AssetsNet	$ 783,784,251
Holdings Count | Holding	1,106
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014446
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class A
Trading Symbol	EVFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[2]
AssetsNet	$ 783,784,251
Holdings Count | Holding	1,106
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014448
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class C
Trading Symbol	ECFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%	[3]
AssetsNet	$ 783,784,251
Holdings Count | Holding	1,106
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014449
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class I
Trading Symbol	EIFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[4]
AssetsNet	$ 783,784,251
Holdings Count | Holding	1,106
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000171616
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate & High Income Fund
Class Name	Class R6
Trading Symbol	ESFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate & High Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[5]
AssetsNet	$ 783,784,251
Holdings Count | Holding	1,106
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$783,784,251
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio)	1,106
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Short-Term Investments	1.1%
Common Stocks	1.3%
Other Net AssetsFootnote Reference*	2.2%
Asset-Backed Securities	3.1%
Corporate Bonds	18.2%
Senior Floating-Rate LoansFootnote Reference‡	74.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of unfunded loan commitments.

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.5%
CCC or Lower	7.3%
B	56.6%
BB	25.9%
BBB	5.7%
Footnote	Description
Footnote[a]	Excludes short-term investments, and equities for Eaton Vance Floating Rate Portfolio (FRP). FRP: Ratings are based on S&P Global Ratings (“S&P”); High Income Opportunities Portfolio: Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014440
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Advisers Class
Trading Symbol	EABLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$53	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[6]
AssetsNet	$ 4,190,985,653
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014441
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class A
Trading Symbol	EVBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.06%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[7]
AssetsNet	$ 4,190,985,653
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014443
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class C
Trading Symbol	ECBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.81%	[8]
AssetsNet	$ 4,190,985,653
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014444
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class I
Trading Symbol	EIBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[9]
AssetsNet	$ 4,190,985,653
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000177290
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Fund
Class Name	Class R6
Trading Symbol	ESBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Eaton Vance Floating Rate Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[10]
AssetsNet	$ 4,190,985,653
Holdings Count | Holding	625
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,190,985,653
# of Portfolio Holdings (for Eaton Vance Floating Rate Portfolio)	625
Portfolio Turnover Rate (for Eaton Vance Floating Rate Portfolio)	14%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.9%
Common Stocks	1.4%
Asset-Backed Securities	3.2%
Corporate Bonds	7.7%
Senior Floating-Rate Loans	86.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.8%
CCC or Lower	6.6%
B	59.2%
BB	23.2%
BBB	6.2%
Footnote	Description
Footnote[a]	Excludes Short-Term investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049802
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class A
Trading Symbol	EAGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	1.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%	[11]
AssetsNet	$ 2,057,357,010
Holdings Count | Holding	1,148
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081636
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class C
Trading Symbol	ECGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$125	2.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.46%	[12]
AssetsNet	$ 2,057,357,010
Holdings Count | Holding	1,148
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049803
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class I
Trading Symbol	EIGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%	[13]
AssetsNet	$ 2,057,357,010
Holdings Count | Holding	1,148
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000089783
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class R
Trading Symbol	ERGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$100	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.96%	[14]
AssetsNet	$ 2,057,357,010
Holdings Count | Holding	1,148
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000191155
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Fund
Class Name	Class R6
Trading Symbol	EGMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.40%	[15]
AssetsNet	$ 2,057,357,010
Holdings Count | Holding	1,148
InvestmentCompanyPortfolioTurnover	86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,057,357,010
# of Portfolio Holdings (including derivatives) (for Global Macro Portfolio)	1,148
Portfolio Turnover Rate (for Global Macro Portfolio)	86%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.9%
Collateralized Mortgage Obligations	1.4%
Sovereign Loans	2.6%
Foreign Corporate Bonds	4.4%
Common Stocks	4.6%
Short-Term Investments	38.3%
Sovereign Government Bonds	46.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Uzbekistan	3.6%
Egypt	3.0%
India	2.3%
Serbia	2.1%
Australia	2.0%
Iceland	2.0%
Taiwan	2.0%
Other	14.8%
Total Long Exposure	31.8%
Kuwait	(1.9)%
China	(4.1)%
Euro	(5.4)%
Other	(5.7)%
Total Short Exposure	(17.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014451
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class A
Trading Symbol	EVGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$157	3.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	3.07%	[16]
AssetsNet	$ 360,206,030
Holdings Count | Holding	443
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$360,206,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	162%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.7%
Asset-Backed Securities	3.1%
Government National Mortgage Association Participation Agreements	3.6%
U.S. Department of Agriculture Loans	5.5%
U.S. Government Agency Mortgage-Backed Securities	37.0%
Collateralized Mortgage Obligations	49.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014453
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class C
Trading Symbol	ECGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	3.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	3.82%	[17]
AssetsNet	$ 360,206,030
Holdings Count | Holding	443
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$360,206,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	162%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.7%
Asset-Backed Securities	3.1%
Government National Mortgage Association Participation Agreements	3.6%
U.S. Department of Agriculture Loans	5.5%
U.S. Government Agency Mortgage-Backed Securities	37.0%
Collateralized Mortgage Obligations	49.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000077399
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class I
Trading Symbol	EIGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	2.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.82%	[18]
AssetsNet	$ 360,206,030
Holdings Count | Holding	443
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$360,206,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	162%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.7%
Asset-Backed Securities	3.1%
Government National Mortgage Association Participation Agreements	3.6%
U.S. Department of Agriculture Loans	5.5%
U.S. Government Agency Mortgage-Backed Securities	37.0%
Collateralized Mortgage Obligations	49.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014450
Shareholder Report [Line Items]
Fund Name	Eaton Vance Government Opportunities Fund
Class Name	Class R
Trading Symbol	ERGOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Government Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$169	3.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	3.32%	[19]
AssetsNet	$ 360,206,030
Holdings Count | Holding	443
InvestmentCompanyPortfolioTurnover	162.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$360,206,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	162%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.7%
Asset-Backed Securities	3.1%
Government National Mortgage Association Participation Agreements	3.6%
U.S. Department of Agriculture Loans	5.5%
U.S. Government Agency Mortgage-Backed Securities	37.0%
Collateralized Mortgage Obligations	49.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014454
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class A
Trading Symbol	ETHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[20]
AssetsNet	$ 1,097,916,455
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,097,916,455
# of Portfolio Holdings (for High Income Opportunities Portfolio)	481
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.2%
Asset-Backed Securities	2.7%
Short-Term Investments	2.9%
Senior Floating-Rate Loans	7.4%
Corporate Bonds	84.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.9%
CCC or Lower	11.3%
B	40.0%
BB	42.9%
BBB	2.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014456
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class C
Trading Symbol	ECHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$82	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.64%	[21]
AssetsNet	$ 1,097,916,455
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,097,916,455
# of Portfolio Holdings (for High Income Opportunities Portfolio)	481
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.2%
Asset-Backed Securities	2.7%
Short-Term Investments	2.9%
Senior Floating-Rate Loans	7.4%
Corporate Bonds	84.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.9%
CCC or Lower	11.3%
B	40.0%
BB	42.9%
BBB	2.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081635
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class I
Trading Symbol	EIHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[22]
AssetsNet	$ 1,097,916,455
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,097,916,455
# of Portfolio Holdings (for High Income Opportunities Portfolio)	481
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.2%
Asset-Backed Securities	2.7%
Short-Term Investments	2.9%
Senior Floating-Rate Loans	7.4%
Corporate Bonds	84.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.9%
CCC or Lower	11.3%
B	40.0%
BB	42.9%
BBB	2.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243418
Shareholder Report [Line Items]
Fund Name	Eaton Vance High Income Opportunities Fund
Class Name	Class R6
Trading Symbol	ERHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance High Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and High Income Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[23]
AssetsNet	$ 1,097,916,455
Holdings Count | Holding	481
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,097,916,455
# of Portfolio Holdings (for High Income Opportunities Portfolio)	481
Portfolio Turnover Rate (for High Income Opportunities Portfolio)	18%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.9%
Common Stocks	1.2%
Asset-Backed Securities	2.7%
Short-Term Investments	2.9%
Senior Floating-Rate Loans	7.4%
Corporate Bonds	84.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	2.9%
CCC or Lower	11.3%
B	40.0%
BB	42.9%
BBB	2.9%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000227652
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Advisers Class
Trading Symbol	EASDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[24]
AssetsNet	$ 2,681,952,625
Holdings Count | Holding	735
InvestmentCompanyPortfolioTurnover	320.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,681,952,625
# of Portfolio Holdings	735
Portfolio Turnover Rate	320%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.4%
Short-Term Investments	0.2%
U.S. Department of Agriculture Loans	1.3%
Government National Mortgage Association Participation Agreements	2.3%
Collateralized Mortgage Obligations	46.9%
U.S. Government Agency Mortgage-Backed Securities	47.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014457
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class A
Trading Symbol	EALDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[25]
AssetsNet	$ 2,681,952,625
Holdings Count | Holding	735
InvestmentCompanyPortfolioTurnover	320.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,681,952,625
# of Portfolio Holdings	735
Portfolio Turnover Rate	320%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.4%
Short-Term Investments	0.2%
U.S. Department of Agriculture Loans	1.3%
Government National Mortgage Association Participation Agreements	2.3%
Collateralized Mortgage Obligations	46.9%
U.S. Government Agency Mortgage-Backed Securities	47.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014459
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class C
Trading Symbol	ECLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.49%	[26]
AssetsNet	$ 2,681,952,625
Holdings Count | Holding	735
InvestmentCompanyPortfolioTurnover	320.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,681,952,625
# of Portfolio Holdings	735
Portfolio Turnover Rate	320%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.4%
Short-Term Investments	0.2%
U.S. Department of Agriculture Loans	1.3%
Government National Mortgage Association Participation Agreements	2.3%
Collateralized Mortgage Obligations	46.9%
U.S. Government Agency Mortgage-Backed Securities	47.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000078260
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration Government Income Fund
Class Name	Class I
Trading Symbol	EILDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration Government Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[27]
AssetsNet	$ 2,681,952,625
Holdings Count | Holding	735
InvestmentCompanyPortfolioTurnover	320.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,681,952,625
# of Portfolio Holdings	735
Portfolio Turnover Rate	320%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.4%
Short-Term Investments	0.2%
U.S. Department of Agriculture Loans	1.3%
Government National Mortgage Association Participation Agreements	2.3%
Collateralized Mortgage Obligations	46.9%
U.S. Government Agency Mortgage-Backed Securities	47.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014479
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class A
Trading Symbol	ETSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.64%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.64%	[28]
AssetsNet	$ 9,328,199,613
Holdings Count | Holding	4,421
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,328,199,613
# of Portfolio Holdings (for the Fund and Portfolios)	4,421
Portfolio Turnover RateFootnote Reference1	4%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(10.3%)
Government National Mortgage Association Participation Agreements	1.3%
Exchange-Traded FundsFootnote Reference‡	1.6%
Common StocksFootnote Reference‡	1.7%
Convertible Bonds	1.8%
Commercial Mortgage-Backed Securities	1.9%
Insurance Linked Securities	2.1%
Corporate BondsFootnote Reference‡	3.8%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference†	4.9%
Foreign Corporate Bonds	5.6%
Short-Term Investments	6.0%
Asset-Backed Securities	8.6%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	13.0%
Sovereign Government BondsFootnote Reference‡	20.7%
Collateralized Mortgage Obligations	33.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of securities sold short.
Footnote†	Net of unfunded loan commitments.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.4%
Senior Debt Portfolio	3.8%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.2%
High Income Opportunities Portfolio	4.3%
Global Macro Absolute Return Advantage Portfolio	17.0%
Global Opportunities Portfolio	69.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014481
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class C
Trading Symbol	ECSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.38%	[29]
AssetsNet	$ 9,328,199,613
Holdings Count | Holding	4,421
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,328,199,613
# of Portfolio Holdings (for the Fund and Portfolios)	4,421
Portfolio Turnover RateFootnote Reference1	4%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(10.3%)
Government National Mortgage Association Participation Agreements	1.3%
Exchange-Traded FundsFootnote Reference‡	1.6%
Common StocksFootnote Reference‡	1.7%
Convertible Bonds	1.8%
Commercial Mortgage-Backed Securities	1.9%
Insurance Linked Securities	2.1%
Corporate BondsFootnote Reference‡	3.8%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference†	4.9%
Foreign Corporate Bonds	5.6%
Short-Term Investments	6.0%
Asset-Backed Securities	8.6%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	13.0%
Sovereign Government BondsFootnote Reference‡	20.7%
Collateralized Mortgage Obligations	33.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of securities sold short.
Footnote†	Net of unfunded loan commitments.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.4%
Senior Debt Portfolio	3.8%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.2%
High Income Opportunities Portfolio	4.3%
Global Macro Absolute Return Advantage Portfolio	17.0%
Global Opportunities Portfolio	69.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000077400
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class I
Trading Symbol	ESIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	1.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%	[30]
AssetsNet	$ 9,328,199,613
Holdings Count | Holding	4,421
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,328,199,613
# of Portfolio Holdings (for the Fund and Portfolios)	4,421
Portfolio Turnover RateFootnote Reference1	4%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(10.3%)
Government National Mortgage Association Participation Agreements	1.3%
Exchange-Traded FundsFootnote Reference‡	1.6%
Common StocksFootnote Reference‡	1.7%
Convertible Bonds	1.8%
Commercial Mortgage-Backed Securities	1.9%
Insurance Linked Securities	2.1%
Corporate BondsFootnote Reference‡	3.8%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference†	4.9%
Foreign Corporate Bonds	5.6%
Short-Term Investments	6.0%
Asset-Backed Securities	8.6%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	13.0%
Sovereign Government BondsFootnote Reference‡	20.7%
Collateralized Mortgage Obligations	33.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of securities sold short.
Footnote†	Net of unfunded loan commitments.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.4%
Senior Debt Portfolio	3.8%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.2%
High Income Opportunities Portfolio	4.3%
Global Macro Absolute Return Advantage Portfolio	17.0%
Global Opportunities Portfolio	69.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080481
Shareholder Report [Line Items]
Fund Name	Eaton Vance Strategic Income Fund
Class Name	Class R
Trading Symbol	ERSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Strategic Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$96	1.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio, High Income Opportunities Portfolio and Senior Debt Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.88%	[31]
AssetsNet	$ 9,328,199,613
Holdings Count | Holding	4,421
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$9,328,199,613
# of Portfolio Holdings (for the Fund and Portfolios)	4,421
Portfolio Turnover RateFootnote Reference1	4%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of net assets)

Value	Value
Other Net AssetsFootnote Reference*	(10.3%)
Government National Mortgage Association Participation Agreements	1.3%
Exchange-Traded FundsFootnote Reference‡	1.6%
Common StocksFootnote Reference‡	1.7%
Convertible Bonds	1.8%
Commercial Mortgage-Backed Securities	1.9%
Insurance Linked Securities	2.1%
Corporate BondsFootnote Reference‡	3.8%
Investments in Affiliated Investment Funds	4.2%
Senior Floating-Rate LoansFootnote Reference†	4.9%
Foreign Corporate Bonds	5.6%
Short-Term Investments	6.0%
Asset-Backed Securities	8.6%
U.S. Government Agency Mortgage-Backed SecuritiesFootnote Reference§	13.0%
Sovereign Government BondsFootnote Reference‡	20.7%
Collateralized Mortgage Obligations	33.1%
Footnote	Description
Footnote*	Other Net Assets represents other assets less liabilities and includes any investment type less than 1% of net assets.
Footnote‡	Net of securities sold short.
Footnote†	Net of unfunded loan commitments.
Footnote§	Net of TBA sale commitments.

Portfolio Allocation (% of total investments)

Value	Value
Emerging Markets Local Income Portfolio	1.4%
Senior Debt Portfolio	3.8%
Eaton Vance Emerging Markets Debt Opportunities Fund	4.2%
High Income Opportunities Portfolio	4.3%
Global Macro Absolute Return Advantage Portfolio	17.0%
Global Opportunities Portfolio	69.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014463
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class A
Trading Symbol	EAEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[32]
AssetsNet	$ 741,107,286
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$741,107,286
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	7%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference*	3.6%
Affiliated Investment Funds	5.9%
Tax-Managed Small-Cap Portfolio	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	26.2%
Tax-Managed Growth Portfolio	38.7%
Footnote	Description
Footnote*	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014465
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class C
Trading Symbol	ECEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.89%	[33]
AssetsNet	$ 741,107,286
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$741,107,286
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	7%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference*	3.6%
Affiliated Investment Funds	5.9%
Tax-Managed Small-Cap Portfolio	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	26.2%
Tax-Managed Growth Portfolio	38.7%
Footnote	Description
Footnote*	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000162692
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Equity Asset Allocation Fund
Class Name	Class I
Trading Symbol	EIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Equity Asset Allocation Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Growth Portfolio, Tax-Managed Value Portfolio, Tax-Managed Multi-Cap Growth Portfolio and Tax-Managed Small-Cap Portfolio, the Portfolios in which it invests.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%	[34]
AssetsNet	$ 741,107,286
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$741,107,286
# of Portfolio Holdings	67
Portfolio Turnover RateFootnote Reference1	7%
Footnote	Description
Footnote[1]	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund.

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Preferred Stocks	0.3%
Debt ObligationsFootnote Reference*	3.6%
Affiliated Investment Funds	5.9%
Tax-Managed Small-Cap Portfolio	9.2%
Tax-Managed Multi-Cap Growth Portfolio	16.0%
Tax-Managed Value Portfolio	26.2%
Tax-Managed Growth Portfolio	38.7%
Footnote	Description
Footnote*	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014437
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class A
Trading Symbol	EATVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%	[35]
AssetsNet	$ 740,893,402
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$740,893,402
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	3.4%
Communication Services	3.9%
Materials	5.2%
Utilities	5.7%
Energy	5.9%
Information Technology	6.7%
Consumer Staples	7.1%
Consumer Discretionary	7.3%
Health Care	15.8%
Industrials	16.2%
Financials	22.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.6%
Charles Schwab Corp.	3.2%
Home Depot, Inc.	3.1%
Chevron Corp.	2.7%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.4%
Alphabet, Inc., Class A	2.4%
Stryker Corp.	2.3%
Ingersoll Rand, Inc.	2.3%
Micron Technology, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014439
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class C
Trading Symbol	ECTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.91%	[36]
AssetsNet	$ 740,893,402
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$740,893,402
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	3.4%
Communication Services	3.9%
Materials	5.2%
Utilities	5.7%
Energy	5.9%
Information Technology	6.7%
Consumer Staples	7.1%
Consumer Discretionary	7.3%
Health Care	15.8%
Industrials	16.2%
Financials	22.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.6%
Charles Schwab Corp.	3.2%
Home Depot, Inc.	3.1%
Chevron Corp.	2.7%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.4%
Alphabet, Inc., Class A	2.4%
Stryker Corp.	2.3%
Ingersoll Rand, Inc.	2.3%
Micron Technology, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000058335
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Value Fund
Class Name	Class I
Trading Symbol	EITVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Value Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Value Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%	[37]
AssetsNet	$ 740,893,402
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$740,893,402
# of Portfolio Holdings (for Tax-Managed Value Portfolio)	71
Portfolio Turnover Rate (for Tax-Managed Value Portfolio)	31%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Real Estate	3.4%
Communication Services	3.9%
Materials	5.2%
Utilities	5.7%
Energy	5.9%
Information Technology	6.7%
Consumer Staples	7.1%
Consumer Discretionary	7.3%
Health Care	15.8%
Industrials	16.2%
Financials	22.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.6%
Charles Schwab Corp.	3.2%
Home Depot, Inc.	3.1%
Chevron Corp.	2.7%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.4%
Alphabet, Inc., Class A	2.4%
Stryker Corp.	2.3%
Ingersoll Rand, Inc.	2.3%
Micron Technology, Inc.	2.3%
Total	26.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000148037
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging and Frontier Countries Equity Fund
Class Name	Class A
Trading Symbol	EACOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.40%	[38]
AssetsNet	$ 1,580,450,819
Holdings Count | Holding	516
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,580,450,819
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	516
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	32%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	23.8%
Chile	3.9%
Taiwan	4.1%
Saudi Arabia	4.2%
South Korea	4.8%
United Arab Emirates	6.2%
Poland	8.6%
Vietnam	8.6%
India	9.9%
United States	11.8%
Greece	14.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Eurobank Ergasias Services & Holdings SA, Class A	1.9%
National Bank of Kuwait SAKP	1.6%
Piraeus Financial Holdings SA	1.5%
Alpha Services & Holdings SA	1.5%
Kuwait Finance House KSCP	1.4%
Samsung Electronics Co. Ltd.	1.4%
Nova Ljubljanska Banka DD GDR	1.4%
Total	18.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000148039
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging and Frontier Countries Equity Fund
Class Name	Class I
Trading Symbol	EICOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging and Frontier Countries Equity Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Capital Opportunities Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[39]
AssetsNet	$ 1,580,450,819
Holdings Count | Holding	516
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,580,450,819
# of Portfolio Holdings (for Global Macro Capital Opportunities Portfolio)	516
Portfolio Turnover Rate (for Global Macro Capital Opportunities Portfolio)	32%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	23.8%
Chile	3.9%
Taiwan	4.1%
Saudi Arabia	4.2%
South Korea	4.8%
United Arab Emirates	6.2%
Poland	8.6%
Vietnam	8.6%
India	9.9%
United States	11.8%
Greece	14.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Bank of Cyprus Holdings PLC	2.8%
National Bank of Greece SA	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Eurobank Ergasias Services & Holdings SA, Class A	1.9%
National Bank of Kuwait SAKP	1.6%
Piraeus Financial Holdings SA	1.5%
Alpha Services & Holdings SA	1.5%
Kuwait Finance House KSCP	1.4%
Samsung Electronics Co. Ltd.	1.4%
Nova Ljubljanska Banka DD GDR	1.4%
Total	18.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049805
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class A
Trading Symbol	EEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[40]
AssetsNet	$ 869,591,069
Holdings Count | Holding	854
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$869,591,069
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	854
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	33%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Loan Participation Notes	1.3%
Foreign Corporate Bonds	5.2%
Short-Term Investments	27.3%
Sovereign Government Bonds	66.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	13.4%
Mexico	11.1%
Indonesia	9.3%
Thailand	8.1%
Malaysia	7.1%
Poland	6.7%
South Africa	6.6%
Brazil	6.2%
Czech Republic	4.8%
Uzbekistan	4.6%
Other	43.9%
Total Long Exposure	121.8%
Euro	(4.3)%
Total Short Exposure	(4.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092670
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class C
Trading Symbol	EEICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%	[41]
AssetsNet	$ 869,591,069
Holdings Count | Holding	854
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$869,591,069
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	854
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	33%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Loan Participation Notes	1.3%
Foreign Corporate Bonds	5.2%
Short-Term Investments	27.3%
Sovereign Government Bonds	66.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	13.4%
Mexico	11.1%
Indonesia	9.3%
Thailand	8.1%
Malaysia	7.1%
Poland	6.7%
South Africa	6.6%
Brazil	6.2%
Czech Republic	4.8%
Uzbekistan	4.6%
Other	43.9%
Total Long Exposure	121.8%
Euro	(4.3)%
Total Short Exposure	(4.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000084543
Shareholder Report [Line Items]
Fund Name	Eaton Vance Emerging Markets Local Income Fund
Class Name	Class I
Trading Symbol	EEIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Emerging Markets Local Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Emerging Markets Local Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[42]
AssetsNet	$ 869,591,069
Holdings Count | Holding	854
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$869,591,069
# of Portfolio Holdings (including derivatives) (for Emerging Markets Local Income Portfolio)	854
Portfolio Turnover Rate (for Emerging Markets Local Income Portfolio)	33%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Loan Participation Notes	1.3%
Foreign Corporate Bonds	5.2%
Short-Term Investments	27.3%
Sovereign Government Bonds	66.1%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

India	13.4%
Mexico	11.1%
Indonesia	9.3%
Thailand	8.1%
Malaysia	7.1%
Poland	6.7%
South Africa	6.6%
Brazil	6.2%
Czech Republic	4.8%
Uzbekistan	4.6%
Other	43.9%
Total Long Exposure	121.8%
Euro	(4.3)%
Total Short Exposure	(4.3)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053808
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Advisers Class
Trading Symbol	EVFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisers Class	$113	2.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.27%	[43]
AssetsNet	$ 5,192,406,886
Holdings Count | Holding	677
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053809
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class A
Trading Symbol	EAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.27%	[44]
AssetsNet	$ 5,192,406,886
Holdings Count | Holding	677
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053811
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class C
Trading Symbol	ECFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	2.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	2.77%	[45]
AssetsNet	$ 5,192,406,886
Holdings Count | Holding	677
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000053812
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class I
Trading Symbol	EIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	2.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.02%	[46]
AssetsNet	$ 5,192,406,886
Holdings Count | Holding	677
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000213855
Shareholder Report [Line Items]
Fund Name	Eaton Vance Floating-Rate Advantage Fund
Class Name	Class R6
Trading Symbol	EFRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Floating-Rate Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Senior Debt Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.93%	[47]
AssetsNet	$ 5,192,406,886
Holdings Count | Holding	677
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,192,406,886
# of Portfolio Holdings (for Senior Debt Portfolio)	677
Portfolio Turnover Rate (for Senior Debt Portfolio)	17%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Short-Term Investments	0.3%
Common Stocks	1.0%
Asset-Backed Securities	2.6%
Corporate Bonds	7.5%
Senior Floating-Rate Loans	88.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.7%
CCC or Lower	5.8%
B	61.0%
BB	24.1%
BBB	5.4%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014460
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class A
Trading Symbol	EADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%	[48]
AssetsNet	$ 649,533,326
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$649,533,326
# of Portfolio Holdings	126
Portfolio Turnover Rate	66%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.0%
Spain	1.9%
Italy	2.0%
Switzerland	2.1%
Norway	2.4%
Denmark	2.9%
Netherlands	3.0%
United Kingdom	6.6%
Germany	6.8%
France	10.0%
United States	52.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	4.4%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.7%
Alphabet, Inc., Class C	2.3%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.9%
Boston Scientific Corp.	1.7%
Novo Nordisk AS, Class B	1.7%
Mercedes-Benz Group AG	1.7%
Total	24.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014462
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class C
Trading Symbol	ECDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.94%	[49]
AssetsNet	$ 649,533,326
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$649,533,326
# of Portfolio Holdings	126
Portfolio Turnover Rate	66%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.0%
Spain	1.9%
Italy	2.0%
Switzerland	2.1%
Norway	2.4%
Denmark	2.9%
Netherlands	3.0%
United Kingdom	6.6%
Germany	6.8%
France	10.0%
United States	52.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	4.4%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.7%
Alphabet, Inc., Class C	2.3%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.9%
Boston Scientific Corp.	1.7%
Novo Nordisk AS, Class B	1.7%
Mercedes-Benz Group AG	1.7%
Total	24.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000054103
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Equity Income Fund
Class Name	Class I
Trading Symbol	EIDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Equity Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[50]
AssetsNet	$ 649,533,326
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$649,533,326
# of Portfolio Holdings	126
Portfolio Turnover Rate	66%

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	10.0%
Spain	1.9%
Italy	2.0%
Switzerland	2.1%
Norway	2.4%
Denmark	2.9%
Netherlands	3.0%
United Kingdom	6.6%
Germany	6.8%
France	10.0%
United States	52.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Eli Lilly & Co.	4.4%
Apple, Inc.	3.3%
Microsoft Corp.	2.9%
NVIDIA Corp.	2.7%
Alphabet, Inc., Class C	2.3%
EOG Resources, Inc.	2.0%
Amazon.com, Inc.	1.9%
Boston Scientific Corp.	1.7%
Novo Nordisk AS, Class B	1.7%
Mercedes-Benz Group AG	1.7%
Total	24.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023227
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class A
Trading Symbol	EDIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[51]
AssetsNet	$ 259,389,541
Holdings Count | Holding	606
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$259,389,541
# of Portfolio Holdings	606
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.8%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	35.6%
Common Stocks	60.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.7%
Eli Lilly & Co.	2.7%
Alphabet, Inc., Class C	2.0%
NVIDIA Corp.	1.3%
Apple, Inc.	1.2%
Bank Polska Kasa Opieki SA	1.1%
EOG Resources, Inc.	1.1%
Boston Scientific Corp.	1.1%
Stellantis NV	1.0%
Swiss Re AG	1.0%
Total	15.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023228
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class C
Trading Symbol	EDICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.92%	[52]
AssetsNet	$ 259,389,541
Holdings Count | Holding	606
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$259,389,541
# of Portfolio Holdings	606
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.8%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	35.6%
Common Stocks	60.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.7%
Eli Lilly & Co.	2.7%
Alphabet, Inc., Class C	2.0%
NVIDIA Corp.	1.3%
Apple, Inc.	1.2%
Bank Polska Kasa Opieki SA	1.1%
EOG Resources, Inc.	1.1%
Boston Scientific Corp.	1.1%
Stellantis NV	1.0%
Swiss Re AG	1.0%
Total	15.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023230
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class I
Trading Symbol	EDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[53]
AssetsNet	$ 259,389,541
Holdings Count | Holding	606
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$259,389,541
# of Portfolio Holdings	606
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.8%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	35.6%
Common Stocks	60.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.7%
Eli Lilly & Co.	2.7%
Alphabet, Inc., Class C	2.0%
NVIDIA Corp.	1.3%
Apple, Inc.	1.2%
Bank Polska Kasa Opieki SA	1.1%
EOG Resources, Inc.	1.1%
Boston Scientific Corp.	1.1%
Stellantis NV	1.0%
Swiss Re AG	1.0%
Total	15.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000023229
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Income Builder Fund
Class Name	Class R
Trading Symbol	EDIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Income Builder Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$71	1.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.42%	[54]
AssetsNet	$ 259,389,541
Holdings Count | Holding	606
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$259,389,541
# of Portfolio Holdings	606
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.6%
Short-Term Investments	0.8%
Senior Floating-Rate Loans	2.4%
Corporate Bonds	35.6%
Common Stocks	60.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	2.7%
Eli Lilly & Co.	2.7%
Alphabet, Inc., Class C	2.0%
NVIDIA Corp.	1.3%
Apple, Inc.	1.2%
Bank Polska Kasa Opieki SA	1.1%
EOG Resources, Inc.	1.1%
Boston Scientific Corp.	1.1%
Stellantis NV	1.0%
Swiss Re AG	1.0%
Total	15.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091467
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class A
Trading Symbol	EGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	2.87%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.87%	[55]
AssetsNet	$ 2,405,010,266
Holdings Count | Holding	1,123
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091468
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class C
Trading Symbol	EGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$186	3.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	3.62%	[56]
AssetsNet	$ 2,405,010,266
Holdings Count | Holding	1,123
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000091469
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class I
Trading Symbol	EGRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$135	2.62%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	2.62%	[57]
AssetsNet	$ 2,405,010,266
Holdings Count | Holding	1,123
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000096923
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class R
Trading Symbol	EGRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$161	3.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	3.12%	[58]
AssetsNet	$ 2,405,010,266
Holdings Count | Holding	1,123
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000191156
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Macro Absolute Return Advantage Fund
Class Name	Class R6
Trading Symbol	EGRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Macro Absolute Return Advantage Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$134	2.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Global Macro Absolute Return Advantage Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	2.59%	[59]
AssetsNet	$ 2,405,010,266
Holdings Count | Holding	1,123
InvestmentCompanyPortfolioTurnover	85.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,405,010,266
# of Portfolio Holdings (including derivatives) (for Global Macro Absolute Return Advantage Portfolio)	1,123
Portfolio Turnover Rate (for Global Macro Absolute Return Advantage Portfolio)	85%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.0%
Insurance Linked Securities	1.7%
Sovereign Loans	2.8%
Foreign Corporate Bonds	6.0%
Common Stocks	8.2%
Short-Term Investments	13.0%
Sovereign Government Bonds	66.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	6.5%
Uzbekistan	6.4%
India	4.6%
Australia	4.0%
Taiwan	3.9%
Iceland	3.8%
Singapore	3.0%
Other	26.1%
Total Long Exposure	58.3%
Kuwait	(3.7)%
China	(8.3)%
Euro	(11.1)%
Other	(10.0)%
Total Short Exposure	(33.1)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000049804
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Sovereign Opportunities Fund
Class Name	Class A
Trading Symbol	EAIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Sovereign Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%	[60]
AssetsNet	$ 33,221,090
Holdings Count | Holding	503
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,221,090
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	503
Portfolio Turnover Rate (for International Income Portfolio)	102%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Collateralized Mortgage Obligations	7.4%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Short-Term Investments	30.3%
Sovereign Government Bonds	52.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.7%
Japan	12.5%
India	7.4%
Iceland	6.1%
Australia	5.9%
Serbia	5.7%
Taiwan	5.6%
Dominican Republic	5.3%
Singapore	4.5%
Other	22.1%
Total Long Exposure	88.8%
Malaysia	(4.5)%
Other	(10.0)%
Total Short Exposure	(14.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100401
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Sovereign Opportunities Fund
Class Name	Class C
Trading Symbol	ECIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Sovereign Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.96%	[61]
AssetsNet	$ 33,221,090
Holdings Count | Holding	503
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,221,090
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	503
Portfolio Turnover Rate (for International Income Portfolio)	102%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Collateralized Mortgage Obligations	7.4%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Short-Term Investments	30.3%
Sovereign Government Bonds	52.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.7%
Japan	12.5%
India	7.4%
Iceland	6.1%
Australia	5.9%
Serbia	5.7%
Taiwan	5.6%
Dominican Republic	5.3%
Singapore	4.5%
Other	22.1%
Total Long Exposure	88.8%
Malaysia	(4.5)%
Other	(10.0)%
Total Short Exposure	(14.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000100402
Shareholder Report [Line Items]
Fund Name	Eaton Vance Global Sovereign Opportunities Fund
Class Name	Class I
Trading Symbol	EIIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Global Sovereign Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and International Income Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[62]
AssetsNet	$ 33,221,090
Holdings Count | Holding	503
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,221,090
# of Portfolio Holdings (including derivatives) (for International Income Portfolio)	503
Portfolio Turnover Rate (for International Income Portfolio)	102%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Collateralized Mortgage Obligations	7.4%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Short-Term Investments	30.3%
Sovereign Government Bonds	52.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.7%
Japan	12.5%
India	7.4%
Iceland	6.1%
Australia	5.9%
Serbia	5.7%
Taiwan	5.6%
Dominican Republic	5.3%
Singapore	4.5%
Other	22.1%
Total Long Exposure	88.8%
Malaysia	(4.5)%
Other	(10.0)%
Total Short Exposure	(14.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104668
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class A
Trading Symbol	EAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[63]
AssetsNet	$ 499,025,845
Holdings Count | Holding	716
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$499,025,845
# of Portfolio Holdings	716
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	2.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	8.7%
Senior Floating-Rate Loans	30.1%
Corporate Bonds	49.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.6%
Not Rated	9.1%
CCC or Lower	8.3%
B	43.0%
BB	28.0%
BBB	7.1%
A	0.6%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104757
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class C
Trading Symbol	ECAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.71%	[64]
AssetsNet	$ 499,025,845
Holdings Count | Holding	716
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$499,025,845
# of Portfolio Holdings	716
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	2.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	8.7%
Senior Floating-Rate Loans	30.1%
Corporate Bonds	49.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.6%
Not Rated	9.1%
CCC or Lower	8.3%
B	43.0%
BB	28.0%
BBB	7.1%
A	0.6%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000104670
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class I
Trading Symbol	EIAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[65]
AssetsNet	$ 499,025,845
Holdings Count | Holding	716
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$499,025,845
# of Portfolio Holdings	716
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	2.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	8.7%
Senior Floating-Rate Loans	30.1%
Corporate Bonds	49.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.6%
Not Rated	9.1%
CCC or Lower	8.3%
B	43.0%
BB	28.0%
BBB	7.1%
A	0.6%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000215014
Shareholder Report [Line Items]
Fund Name	Eaton Vance Multi-Asset Credit Fund
Class Name	Class R6
Trading Symbol	ERAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Multi-Asset Credit Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[66]
AssetsNet	$ 499,025,845
Holdings Count | Holding	716
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$499,025,845
# of Portfolio Holdings	716
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Short-Term Investments	2.3%
Commercial Mortgage-Backed Securities	2.8%
Collateralized Mortgage Obligations	5.7%
Asset-Backed Securities	8.7%
Senior Floating-Rate Loans	30.1%
Corporate Bonds	49.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	3.6%
Not Rated	9.1%
CCC or Lower	8.3%
B	43.0%
BB	28.0%
BBB	7.1%
A	0.6%
AA	0.2%
AAA	0.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000132340
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration High Income Fund
Class Name	Class A
Trading Symbol	ESHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[67]
AssetsNet	$ 80,707,935
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$80,707,935
# of Portfolio Holdings	185
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	0.5%
Preferred Stocks	1.0%
Senior Floating-Rate Loans	9.3%
Corporate Bonds	88.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.7%
CCC or Lower	9.0%
B	35.4%
BB	51.4%
BBB	2.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000132342
Shareholder Report [Line Items]
Fund Name	Eaton Vance Short Duration High Income Fund
Class Name	Class I
Trading Symbol	ESHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Short Duration High Income Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[68]
AssetsNet	$ 80,707,935
Holdings Count | Holding	185
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$80,707,935
# of Portfolio Holdings	185
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Short-Term Investments	0.5%
Preferred Stocks	1.0%
Senior Floating-Rate Loans	9.3%
Corporate Bonds	88.2%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.7%
CCC or Lower	9.0%
B	35.4%
BB	51.4%
BBB	2.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014425
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class Name	Class A
Trading Symbol	EACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.24%	[69]
AssetsNet	$ 141,112,599
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,112,599
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	45
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	0.8%
Materials	1.6%
Consumer Staples	3.7%
Financials	7.7%
Health Care	9.0%
Industrials	9.7%
Consumer Discretionary	12.9%
Communication Services	13.2%
Information Technology	40.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	11.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.7%
Visa, Inc., Class A	5.1%
Alphabet, Inc., Class C	4.6%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Salesforce, Inc.	2.8%
GoDaddy, Inc., Class A	2.7%
Total	59.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014427
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Multi-Cap Growth Fund
Class Name	Class C
Trading Symbol	ECCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Multi-Cap Growth Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$96	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Multi-Cap Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.98%	[70]
AssetsNet	$ 141,112,599
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$141,112,599
# of Portfolio Holdings (for Tax-Managed Multi-Cap Growth Portfolio)	45
Portfolio Turnover Rate (for Tax-Managed Multi-Cap Growth Portfolio)	1%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	0.5%
Short-Term Investments	0.8%
Materials	1.6%
Consumer Staples	3.7%
Financials	7.7%
Health Care	9.0%
Industrials	9.7%
Consumer Discretionary	12.9%
Communication Services	13.2%
Information Technology	40.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	11.3%
Apple, Inc.	9.5%
Amazon.com, Inc.	8.4%
NVIDIA Corp.	6.7%
Visa, Inc., Class A	5.1%
Alphabet, Inc., Class C	4.6%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Salesforce, Inc.	2.8%
GoDaddy, Inc., Class A	2.7%
Total	59.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014431
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class A
Trading Symbol	ETMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%	[71]
AssetsNet	$ 121,721,818
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$121,721,818
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	73
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	17%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Short-Term Investments	1.9%
Utilities	2.0%
Consumer Staples	3.1%
Materials	4.9%
Real Estate	5.7%
Health Care	8.7%
Information Technology	8.9%
Consumer Discretionary	13.7%
Financials	24.1%
Industrials	26.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.7%
CBIZ, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Chemed Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
RLI Corp.	2.1%
SouthState Corp.	2.1%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014433
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class C
Trading Symbol	ECMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.89%	[72]
AssetsNet	$ 121,721,818
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$121,721,818
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	73
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	17%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Short-Term Investments	1.9%
Utilities	2.0%
Consumer Staples	3.1%
Materials	4.9%
Real Estate	5.7%
Health Care	8.7%
Information Technology	8.9%
Consumer Discretionary	13.7%
Financials	24.1%
Industrials	26.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.7%
CBIZ, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Chemed Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
RLI Corp.	2.1%
SouthState Corp.	2.1%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081633
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Small-Cap Fund
Class Name	Class I
Trading Symbol	EIMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Tax-Managed Small-Cap Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized
Footnote*	Expenses in the table reflect the expenses of both the Fund and Tax-Managed Small-Cap Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%	[73]
AssetsNet	$ 121,721,818
Holdings Count | Holding	73
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$121,721,818
# of Portfolio Holdings (for Tax-Managed Small-Cap Portfolio)	73
Portfolio Turnover Rate (for Tax-Managed Small-Cap Portfolio)	17%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Communication Services	0.9%
Short-Term Investments	1.9%
Utilities	2.0%
Consumer Staples	3.1%
Materials	4.9%
Real Estate	5.7%
Health Care	8.7%
Information Technology	8.9%
Consumer Discretionary	13.7%
Financials	24.1%
Industrials	26.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Commerce Bancshares, Inc.	3.1%
AptarGroup, Inc.	2.9%
Core & Main, Inc., Class A	2.7%
CBIZ, Inc.	2.6%
Essential Properties Realty Trust, Inc.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Chemed Corp.	2.3%
White Mountains Insurance Group Ltd.	2.3%
RLI Corp.	2.1%
SouthState Corp.	2.1%
Total	25.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
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[59]	Annualized
[60]	Annualized
[61]	Annualized
[62]	Annualized
[63]	Annualized
[64]	Annualized
[65]	Annualized
[66]	Annualized
[67]	Annualized
[68]	Annualized
[69]	Annualized
[70]	Annualized
[71]	Annualized
[72]	Annualized
[73]	Annualized